March 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the annual reports for the period ended December 31, 2014 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,

/s/ John P. Gruber
John P. Gruber
Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number
American Century® Variable Portfolios, Inc.		811-05188
•	American Century VP Capital Appreciation Fund—Class I Shares
•	American Century VP Large Company Value Fund—Class II Shares
•	American Century VP Mid Cap Value Fund—Class II Shares

Davis Variable Account Fund, Inc.		811-09293
•	Davis Value Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Shares		811-07044

Dreyfus Stock Index Fund, Inc.—Service Shares		811-05719

Dreyfus Variable Investment Fund		811-05125
•	Dreyfus VIF Money Market Portfolio

Deutsche Investments VIT Funds		811-05002
•	Deutsche Global Growth VIP-Class A Shares
•	Deutsche Small Mid Cap Value VIP—Class B Shares

Franklin Templeton Variable Insurance Products Trust		811-05583
•	Franklin Mutual Global Discovery VIP Fund—Class 2 Shares
•	Franklin Mutual Shares VIP Fund—Class 2 Shares
•	Franklin Small Cap Value VIP Fund—Class 2 Shares
•	Franklin U.S. Government Securities VIP Fund—Class 2 Shares
•	Templeton Foreign VIP Fund—Class 2 Shares
•	Templeton Global Bond VIP Fund—Class 2 Shares

ALPS Variable Investment Trust		811-21987
•	Ibbotson Balanced ETF Asset Allocation Portfolio—Class II Shares
•	Ibbotson Conservative ETF Asset Allocation Portfolio—Class II Shares
•	Ibbotson Growth ETF Asset Allocation Portfolio—Class II Shares
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class II Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		811-07452
•	Invesco V.I. American Value Fund—Series I Shares
•	Invesco V.I. Comstock Fund—Series I Shares
•	Invesco V.I. Global Real Estate Fund—Series II Shares
•	Invesco V.I. International Growth Fund—Series II Shares
•	Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
•	Invesco V.I. Mid Cap Growth Fund—Series II Shares
•	Invesco V.I. Small Cap Equity Fund—Series I Shares

Janus Aspen Series		811-07736
•	Janus Aspen Balanced Portfolio—Service Shares
•	Janus Aspen Enterprise Portfolio—Service Shares
•	Janus Aspen Janus Portfolio—Service Shares
•	Janus Aspen Overseas Portfolio—Service Shares

Morgan Stanley—The Universal Institutional Funds, Inc.		811-07607
•	Morgan Stanley UIF Mid Cap Growth Portfolio—Class I Shares

Neuberger Berman Advisers Management Trust		811-04255
•	Neuberger Berman AMT Guardian Portfolio—Class S Shares

Oppenheimer Variable Account Funds		811-04108
•	Oppenheimer Capital Appreciation Fund/VA—Service Shares
•	Oppenheimer Global Fund/VA—Service Shares
•	Oppenheimer Main Street Fund®/VA—Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA—Service Shares

PIMCO Variable Insurance Trust		811-08399
•	PIMCO VIT High Yield Portfolio—Administrative Class
•	PIMCO VIT Real Return Portfolio—Administrative Class
•	PIMCO VIT Total Return Portfolio—Administrative Class

Wilshire Variable Insurance Trust		811-07917
•	Wilshire 2015 ETF Fund
•	Wilshire 2025 ETF Fund
•	Wilshire 2035 ETF Fund

AllianceBernstein Variable Products Series Fund, Inc.		811-05398
•	AllianceBernstein VPS International Value Portfolio—Class B Shares (closed)

Calamos Advisors Trust		811-09237
•	Calamos Growth and Income Portfolio (closed)

Dreyfus Investment Portfolios		811-08673
•	Dreyfus IP MidCap Stock Portfolio—Service Shares (closed)

Morgan Stanley—The Universal Institutional Funds, Inc.		811-07607
•	Morgan Stanley UIF Core Plus Fixed Income Portfolio—Class I Shares (closed)

Oppenheimer Variable Account Funds		811-04108
•	Oppenheimer Capital Income Fund/VA—Service Shares (closed)